FAIR VALUE OF FINANCIAL INSTRUMENTS AND IMPAIRMENT (Details) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Carrying Amount
ASSETS:
Cash and cash equivalents	$ 4,263,916	$ 702,902	$ 589,039
Accounts and mortgages receivable	183,019	143,382	160,290
LIABILITIES:
Accounts payable	338,030	140,956	437,783
Accrued liabilities	342,682	311,097	415,935
Amounts due to related parties			24,792
Debt	14,351,513	16,880,416	28,123,504
Fair Value
ASSETS:
Cash and cash equivalents	4,263,916	702,902	589,039
Accounts and mortgages receivable	183,019	143,382	160,290
LIABILITIES:
Accounts payable	338,030	140,956	437,783
Accrued liabilities	342,682	311,097	415,935
Amounts due to related parties			0
Debt	$ 14,484,443	$ 16,988,594	$ 27,794,385